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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21786

ING Global Advantage and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Advantage and Premium Opportunity Fund

The schedules are not audited.

			PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund			as of May 31, 2007 (Unaudited)
Shares			Value

COMMON STOCK: 98.5%
		Australia: 2.3%
17,238		Amcor Ltd.	$106,193
5,553		Ansell Ltd.	56,479
11,081		APN News & Media Ltd.	56,774
3,398		Australia & New Zealand Banking Group Ltd.	81,115
9,592		BHP Billiton Ltd.	252,415
8,910		Boral Ltd.	64,903
6,390		Centro Properties Group	50,313
54,398		CFS Retail Property Trust	108,615
52,981		Coles Myer Ltd.	726,037
1,180		Commonwealth Bank of Australia	54,126
86,568		Commonwealth Property Office Fund	119,766
1,271		CSL Ltd.	93,760
37,322		CSR Ltd.	111,494
13,065		Foster’s Group Ltd.	68,815
124,873	**	ING Industrial Fund	251,331
3,231		Lend Lease Corp., Ltd.	53,370
38,347		Macquarie Airports Management Ltd.	132,133
26,612		Macquarie Goodman Group	158,970
304,014		Macquarie Office Trust	425,634
1,437		National Australia Bank Ltd.	50,614
141,726		Pacific Brands Ltd.	406,580
40,561		Qantas Airways Ltd.	191,622
14,547		Rio Tinto Ltd.	1,150,090
43,310		Santos Ltd.	479,977
84,475		Stockland	617,875
106,753		Suncorp-Metway Ltd.	1,869,549
11,822		TABCORP Holdings Ltd.	173,801
14,049		Tattersall’s Ltd.	55,407
144,568		Telstra Corp., Ltd.	580,910
5,972		Wesfarmers Ltd.	187,800
49,452		Zinifex Ltd.	724,364
			9,460,832
		Austria: 0.0%
13,460	@	Immofinanz Immobilien Anlagen AG	217,045
			217,045
		Belgium: 0.8%
748		D’ieteren SA	340,911
44,958		Fortis	1,866,288
11,536		InBev NV	971,215
415		KBC Groep NV	57,253
			3,235,667
		Bermuda: 0.3%
19,800		ACE Ltd.	1,219,086
			1,219,086
		Denmark: 0.8%
62		AP Moller — Maersk A/S	755,886
5,075		Carlsberg A/S	615,462
17,000		Novo-Nordisk A/S	1,786,910
			3,158,258
		Finland: 0.3%
9,345		Kesko OYJ	645,942
18,205		Nokia OYJ	498,354
2,879		Outokumpu OYJ	103,280
1,709		Sampo OYJ	54,095
790		Wartsila OYJ	52,405
			1,354,076
		France: 3.7%
2,304		Air France-KLM	117,670
22,785		AXA SA	995,489
707		BIC	52,412
19,843		BNP Paribas	2,405,916
21,552		Bouygues SA	1,901,826
10,564		Capgemini SA	805,566
1,040		Cie de Saint-Gobain	113,958
48,465		Credit Agricole SA	1,998,875
3,227		France Telecom SA	99,069
5,645		Groupe Danone	883,864
4,121		LVMH Moet Hennessy Louis Vuitton SA	486,448
1,313		Publicis Groupe	59,519
3,490		Sanofi-Aventis	336,193
382		Schneider Electric SA	55,084
1,811		Scor SA	49,467
752		Societe Generale	146,475
5,591		Sodexho Alliance SA	422,243
18,248		Suez SA	1,048,819
2,723	@	Thomson	52,348

			PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund			as of May 31, 2007 (Unaudited) (continued)
Shares			Value

		France (continued)
16,147		Total SA	$1,217,032
178		Vallourec	56,872
622		Vinci SA	49,181
37,673		Vivendi	1,640,857
1,396		Zodiac SA	108,631
			15,103,814
		Germany: 3.7%
4,980		Allianz AG	1,102,849
9,704		BASF AG	1,200,485
832		Celesio AG	55,990
1,273		Commerzbank AG	62,454
1,680		DaimlerChrysler AG	153,538
13,647		Deutsche Bank AG	2,075,613
30,851		Deutsche Lufthansa AG	888,275
20,037		Deutsche Post AG	637,869
3,042		Deutsche Telekom AG	56,493
2,306		E.ON AG	379,506
2,277		Heidelberger Druckmaschinen	112,123
4,455		Henkel KGaA — Vorzug	693,272
488		Hochtief AG	56,300
432		Merck KGaA	56,893
661		Metro AG	53,459
10,990		Muenchener Rueckversicherungs AG	2,061,505
12,992		RWE AG	1,466,056
3,696		Salzgitter AG	704,805
3,698		Siemens AG	486,971
28,564		ThyssenKrupp AG	1,660,124
4,804		Volkswagen AG	726,845
1,272		Wincor Nixdorf AG	127,118
			14,818,543
		Gibraltar: 0.0%
79,088	@	PartyGaming PLC	65,046
			65,046
		Greece: 0.1%
6,031		Coca-Cola Hellenic Bottling Co. SA	279,178
			279,178
		Hong Kong: 0.7%
4,000		Cheung Kong Holdings Ltd.	51,709
123,000		Hong Kong & China Gas	257,277
5,000		Hutchison Whampoa Ltd.	48,245
11,500		Kingboard Chemicals Holdings	51,669
221,000		Noble Group Ltd.	214,881
53,000		Orient Overseas International Ltd.	531,584
62,500		Shui On Land Ltd.	53,815
4,500		Swire Pacific Ltd.	50,646
13,000		Television Broadcasts Ltd.	91,557
343,000		Wharf Holdings Ltd.	1,389,077
15,500		Yue Yuen Industrial Holdings	51,179
			2,791,639
		Ireland: 0.1%
14,150		Depfa Bank PLC	259,835
			259,835
		Italy: 1.8%
88,041		Autogrill S.p.A.	1,774,569
3,135		Banca Popolare di Milano Scrl	47,015
1,600		Banco Popolare di Verona e Novara Scrl	48,622
6,136		Benetton Group S.p.A.	103,253
4,638		Enel S.p.A.	52,774
69,122		ENI S.p.A.	2,443,468
6,201		Intesa Sanpaolo S.p.A.	47,363
2,140		Italcementi S.p.A.	69,518
707,844		Telecom Italia S.p.A.	2,048,031
154,723		Telecom Italia S.p.A. RNC	360,578
16,797		UniCredito Italiano S.p.A.	157,768
			7,152,959
		Japan: 9.3%
15,000		77 Bank Ltd.	102,521
2,800		Aeon Co., Ltd.	52,459
14,000		All Nippon Airways Co., Ltd.	53,966
9,000		Amada Co., Ltd.	113,697
4,300		Amano Corp.	57,490
3,300		Aoyama Trading Co., Ltd.	99,813
72,000		Bank of Yokohama Ltd.	538,404
7,600		Canon Sales Co., Inc.	153,525
23,000		Chiba Bank Ltd.	205,332
44,000		COMSYS Holdings Corp.	510,311
19,000		Dai Nippon Printing Co., Ltd.	278,841
8,000		Daicel Chemical Industries Ltd.	51,813
7,500		Daifuku Co., Ltd.	97,450
25,000		Dainippon Ink & Chemicals	91,756
31,000		Dainippon Screen Manufacturing Co., Ltd.	232,621
1,100		Daito Trust Construction Co., Ltd.	58,362
32,000		Daiwa House Industry Co., Ltd.	480,613

			PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund			as of May 31, 2007 (Unaudited) (continued)
Shares			Value

		Japan (continued)
9,000		Eisai Co., Ltd.	$418,740
2,200	@	Elpida Memory, Inc.	90,281
2,100		FamilyMart Co., Ltd.	53,567
22,000		Fuji Electric Holdings Co., Ltd.	104,138
1,300		Fuji Photo Film Co., Ltd.	53,860
3,700		Fuji Soft, Inc.	86,438
200,000		Fujikura Ltd.	1,383,022
30,000		Furukawa Electric Co., Ltd.	166,286
53,000		Gunma Bank Ltd.	366,232
770		Hakuhodo DY Holdings, Inc.	51,865
30,500	@	Haseko Corp.	94,869
1,300		Hikari Tsushin, Inc.	54,008
18,000		Hitachi Cable Ltd.	106,997
11,000		Hitachi Chemical Co., Ltd.	225,967
5,600		Hitachi High-Technologies Corp.	145,658
7,000		Hitachi Ltd.	51,547
2,100		Hokkaido Electric Power Co.	50,026
33		Inpex Holdings, Inc.	289,986
47,000		Itochu Corp.	513,915
9,000		Joyo Bank Ltd.	58,040
16,400		Katokichi Co., Ltd.	91,950
56,000		Kawasaki Kisen Kaisha Ltd.	678,684
141		KDDI Corp.	1,206,413
16,000		Keisei Electric Railway Co., Ltd.	98,404
200		Keyence Corp.	42,803
175,000		Kobe Steel Ltd.	601,486
4,200		Kokuyo Co., Ltd.	48,585
2,500		Komatsu Ltd.	66,493
118,000		Konica Minolta Holdings, Inc.	1,608,690
79,000		Kubota Corp.	659,322
9,500		Kuraray Co., Ltd.	103,603
5,000		Kyowa Hakko Kogyo Co., Ltd.	50,165
87,000		Matsushita Electric Industrial Co., Ltd.	1,845,071
5,000		Matsushita Electric Works Ltd.	62,709
24,800		Mediceo Paltac Holdings Co., Ltd.	394,414
3,200		Meitec Corp.	92,039
5,100		Mitsubishi Corp.	124,336
11,000		Mitsubishi Gas Chemical Co., Inc.	92,068
39		Mitsubishi UFJ Financial Group, Inc.	449,034
76,000		Mitsui Mining & Smelting Co., Ltd.	354,634
5,000		Mitsui OSK Lines Ltd.	68,616
307		Mizuho Financial Group, Inc.	2,174,752
17,000		Nichirei Corp.	90,549
12,500		Nippon Mining Holdings, Inc.	109,983
10		Nippon Telegraph & Telephone Corp.	46,973
39,000		Nippon Yusen KK	360,114
12,200		Nissan Motor Co., Ltd.	135,784
12,000		Nisshin Steel Co., Ltd.	49,317
10,000		OJI Paper Co., Ltd.	50,963
3,900		Omron Corp.	99,966
4,000		Onward Kashiyama Co., Ltd.	52,218
2,730		ORIX Corp.	734,537
13,000		Osaka Gas Co., Ltd.	48,424
92		Resona Holdings, Inc.	229,364
4,000		Ricoh Co., Ltd.	87,111
2,000		Rinnai Corp.	64,118
63		Round One Corp.	105,669
2,200		Sankyo Co., Ltd.	94,885
20		Sapporo Hokuyo Holdings, Inc.	208,564
8,400		Sega Sammy Holdings, Inc.	154,404
1,700		Seiko Epson Corp.	49,262
50,700		Seven & I Holdings Co., Ltd.	1,471,638
5,000		Shizuoka Bank Ltd.	51,343
800		SMC Corp.	100,755
21,100		Sojitz Corp.	91,728
23,900		Stanley Electric Co., Ltd.	522,211
14,000		Sumitomo Bakelite Co., Ltd.	98,628
14,000		Sumitomo Chemical Co., Ltd.	92,717
5,000		Sumitomo Heavy Industries	56,900
3,000		Sumitomo Metal Mining Co., Ltd.	68,345
282		Sumitomo Mitsui Financial Group, Inc.	2,738,977
18,000		Sumitomo Osaka Cement Co., Ltd.	53,008
10,000		Sumitomo Trust & Banking Co., Ltd.	101,823
13,000		Suruga Bank Ltd.	173,337
2,800		Suzuken Co., Ltd.	88,442
77,000		Tanabe Seiyaku Co., Ltd.	992,118
9,700		THK Co., Ltd.	242,002
4,600		Tis, Inc.	104,648
63,200		Tohoku Electric Power Co., Inc.	1,464,434
2,400		Tokyo Electric Power Co., Inc.	79,884
23,400		Tokyo Electron Ltd.	1,686,086
3,000		Tokyo Seimitsu Co., Ltd.	109,584
38,000		Toppan Printing Co., Ltd.	401,625

			PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund			as of May 31, 2007 (Unaudited) (continued)
Shares			Value

		Japan (continued)
7,000		Toshiba Corp.	$52,450
20,000		Tosoh Corp.	102,423
50,900		Toyo Seikan Kaisha Ltd.	984,194
2,100		Toyoda Gosei Co., Ltd.	60,042
55,200		Toyota Motor Corp.	3,324,578
4,000		UNY Co., Ltd.	44,676
5,300		Ushio, Inc.	110,070
840		USS Co., Ltd.	52,741
23,000		Yaskawa Electric Corp.	249,704
7,000		Yokogawa Electric Corp.	88,878
48,000		Zeon Corp.	480,336
			37,571,217
		Netherlands: 2.9%
39,293		Arcelor Mittal	2,358,551
2,186	@	ASML Holding NV	56,439
32,510		Buhrmann NV	424,035
57,806		European Aeronautic Defence and Space Co. NV	1,814,438
38,979	@	Koninklijke Ahold NV	487,050
5,737		OCE NV	113,285
68,935		Royal Dutch Shell PLC — Class A	2,568,053
54,736		Royal Dutch Shell PLC — Class B	2,066,045
6,312		Royal KPN NV	107,110
1,462		SBM Offshore NV	53,990
54,166		Unilever NV	1,614,920
			11,663,916
		New Zealand: 0.1%
34,364		Contact Energy Ltd.	224,240
8,579		Fletcher Building Ltd.	82,147
49,340		Vector Ltd.	105,145
			411,532
		Norway: 0.3%
7,000		DNB NOR ASA	94,413
1,450		Norsk Hydro ASA	51,672
6,000		Norske Skogindustrier ASA	89,956
3,790	@	Petroleum Geo-Services ASA	95,072
36,950		Statoil ASA	1,009,345
4,100		Tandberg ASA	92,191
			1,432,649
		Portugal: 0.2%
105,020		Energias de Portugal SA	597,822
29,425		Sonae SGPS SA	86,004
			683,826
		Singapore: 0.8%
54,000		ComfortDelgro Corp., Ltd.	78,845
127,000		DBS Group Holdings Ltd.	2,019,264
143,000		Neptune Orient Lines Ltd.	428,958
59,000		Parkway Holdings Ltd.	166,231
18,000		Singapore Petroleum Co., Ltd.	62,202
35,000		Singapore Press Holdings Ltd.	101,215
165,000	@	STATS ChipPAC Ltd.	173,291
51,000		UOL Group Ltd.	173,440
69,000		Wing Tai Holdings Ltd.	158,420
			3,361,866
		Spain: 0.8%
44,369		Banco Bilbao Vizcaya Argentaria SA	1,122,095
28,837		Banco Santander Central Hispano SA	553,367
15,983		Endesa SA	860,138
496		Grupo Ferrovial	52,668
2,010		Repsol YPF SA	73,756
18,984		Telefonica SA	431,943
950		Union Fenosa SA	55,975
			3,149,942
		Sweden: 1.9%
15,000	@	Atlas Copco AB — B Redemption Shares	86,496
30,000		Atlas Copco AB — Class B	469,789
2,500		Boliden AB	51,905
2,500	@	Boliden AB — Redemption Shares	4,318
2,000		Electrolux AB — Series B	50,326
7,350		Nobia AB	91,132
125,800		Nordea Bank AB	2,073,212
4,000	@	Scania AB — B Redemption Shares	20,175
16,000		Scania AB — B Shares	393,466
6,800		Securitas AB	101,293
1,500		Skandinaviska Enskilda Banken AB	49,326
2,400	@	SKF AB — B Redemption Shares	3,451
2,400		SKF AB — B Shares	51,560
2,400		SSAB Svenskt Staal AB	82,832
58,200		Svenska Handelsbanken AB	1,716,076
4,200		Trelleborg AB	133,585
105,350		Volvo AB	2,212,917
			7,591,859
		Switzerland: 3.5%
37,160		Credit Suisse Group	2,824,685

			PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund			as of May 31, 2007 (Unaudited) (continued)
Shares			Value

		Switzerland (continued)
82		Kuoni Reisen Holding	$49,814
2,981		Nestle SA	1,161,162
14,634		Novartis AG	823,086
2,890	@	OC Oerlikon Corp. AG	1,556,269
16,049		Roche Holding AG	2,944,729
5,185		Schindler Holding AG	340,067
43,525		STMicroelectronics NV	840,125
1,328		Swatch Group AG - BR	380,637
1,885		Swatch Group AG - REG	109,283
22,513		Swiss Reinsurance	2,143,474
14,987		UBS AG - Reg	978,058
960		Xstrata PLC	55,238
570		Zurich Financial Services AG	174,450
			14,381,077
		United Kingdom: 8.6%
76,064		3i Group PLC	1,828,285
11,163		Alliance Boots PLC	249,489
24,855		Amvescap PLC	295,651
2,683		Anglo American PLC	162,113
39,099		AstraZeneca PLC	2,078,917
28,459		Aviva PLC	449,599
31,477		Barclays PLC	450,044
1,789		Bellway PLC	50,851
3,788	@	Berkeley Group Holdings PLC	141,968
102,484		BHP Billiton PLC	2,500,139
172,798		BP PLC	1,930,041
126,712	@	British Airways PLC	1,179,828
7,824		British American Tobacco PLC	265,183
1,735		British Land Co. PLC	49,711
266,154		BT Group PLC	1,737,132
2,997		Carnival PLC	155,401
146,875		Compass Group PLC	1,096,165
69,373		Daily Mail & General Trust	1,157,889
25,342		Davis Service Group PLC	327,117
4,081		Diageo PLC	87,074
4,196		Enterprise Inns PLC	61,333
13,804		First Choice Holidays PLC	97,640
27,361		FKI PLC	74,776
13,711		Friends Provident PLC	53,764
5,445		George Wimpey PLC	67,746
42,233		GlaxoSmithKline PLC	1,100,129
45,136		HBOS PLC	971,134
36,269		HMV Group PLC	76,995
99,817		HSBC Holdings PLC	1,846,575
26,436		Imperial Tobacco Group PLC	1,140,586
8,482		Investec PLC	116,210
6,386		Ladbrokes PLC	51,322
2,241		Land Securities Group PLC	86,330
433,120		Legal & General Group PLC	1,318,164
8,535		Lloyds TSB Group PLC	97,181
28,481		LogicaCMG PLC	93,749
46,413		Marks & Spencer Group PLC	642,434
34,195		Misys PLC	170,439
111,084		National Grid PLC	1,723,060
23,366		Old Mutual PLC	80,124
12,991		Premier Farnell PLC	55,308
4,118		Punch Taverns PLC	109,560
13,627		Rank Group PLC	54,438
6,873		Resolution PLC	86,045
39,022		Rexam PLC	414,974
3,537		Rio Tinto PLC	258,207
250,012		Royal Bank of Scotland Group PLC	3,105,829
57,511		Scottish & Newcastle PLC	739,356
8,408		Standard Life PLC	57,221
20,141		Taylor Woodrow PLC	182,426
12,145		Tesco PLC	110,342
123,711		Tomkins PLC	659,308
1,857		Travis Perkins PLC	76,216
40,273		Unilever PLC	1,241,507
17,585		United Business Media PLC	294,810
369,402		Vodafone Group PLC	1,155,921
4,075		Wolseley PLC	105,675
			34,769,431
		United States: 55.5%
6,200	@	ADC Telecommunications, Inc.	103,850
5,400		Aetna, Inc.	285,822
1,700	@	Affiliated Computer Services, Inc.	99,195
14,300		Alcoa, Inc.	590,304
28,600		Allstate Corp.	1,758,900
5,900		Alltel Corp.	404,268
35,000		Altria Group, Inc.	2,488,500
9,400	@	Amazon.com, Inc.	649,916
6,800		American Express Co.	441,864

			PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund			as of May 31, 2007 (Unaudited) (continued)
Shares			Value

		United States (continued)
37,000		American International Group, Inc.	$2,676,580
28,000		AmerisourceBergen Corp.	1,434,160
16,200		Anheuser-Busch Cos., Inc.	864,108
10,800	@	Apollo Group, Inc.	518,076
7,800	@	Apple, Inc.	948,168
12,200		Applied Materials, Inc.	233,020
3,640		Archstone-Smith Trust	224,588
8,200		Ashland, Inc.	494,624
88,437		AT&T, Inc.	3,655,986
4,600	@	Autozone, Inc.	591,698
116,600		Bank of America Corp.	5,912,786
12,700	@	Bank of New York Co., Inc.	515,112
8,200		Baxter International, Inc.	466,088
18,400	@	Big Lots, Inc.	579,600
4,100		Biomet, Inc.	178,842
30,200	@	BMC Software, Inc.	1,000,828
6,300		Boeing Co.	633,717
3,600		Bristol-Myers Squibb Co.	109,116
60,700		CA, Inc.	1,610,371
7,000		Caterpillar, Inc.	550,060
14,700		CenturyTel, Inc.	726,474
76,600		Chevron Corp.	6,242,134
23,500		Chubb Corp.	1,289,445
161,100	@	Cisco Systems, Inc.	4,336,812
115,600		Citigroup, Inc.	6,299,045
7,600	@	Citrix Systems, Inc.	255,436
8,300		Clear Channel Communications, Inc.	318,720
40,200	@	Coach, Inc.	2,064,672
13,100		Comerica, Inc.	823,073
2,200		Compass Bancshares, Inc.	154,000
1,600		ConocoPhillips	123,888
22,900	@	Convergys Corp.	589,446
18,300		Cooper Industries Ltd.	980,514
12,100	@	Coventry Health Care, Inc.	722,007
13,400		Cummins, Inc.	1,262,682
100,200	@	Dell, Inc.	2,692,374
5,400		Dollar General Corp.	116,856
24,200		Eastman Kodak Co.	613,712
12,200		Eaton Corp.	1,143,628
23,200		Edison International	1,351,864
27,800		Electronic Data Systems Corp.	800,918
159,300	@	EMC Corp.	2,690,577
29,300		Entergy Corp.	3,307,970
5,400		Estee Lauder Cos., Inc.	255,420
134,400		ExxonMobil Corp.	11,178,048
22,400		Family Dollar Stores, Inc.	753,760
45,500	@	Federated Department Stores, Inc.	1,816,815
12,700		First Data Corp.	415,290
35,000	@	Forest Laboratories, Inc.	1,774,850
81,622		General Electric Co.	3,067,355
51,000		General Mills, Inc.	3,123,240
49,800		Genworth Financial, Inc.	1,797,780
11,300		Goldman Sachs Group, Inc.	2,608,266
37,981		Halliburton Co.	1,365,417
1,100		Harman International Industries, Inc.	130,515
3,100		Harrah’s Entertainment, Inc.	264,895
16,706		Hartford Financial Services Group, Inc.	1,723,558
117,800		Hewlett-Packard Co.	5,384,638
13,500	@	Humana, Inc.	837,675
38,500		Huntington Bancshares, Inc.	864,710
21,500	@	IAC/InterActiveCorp.	743,900
56,200		International Business Machines Corp.	5,990,920
20,900	@	Intuit, Inc.	637,450
10,100		JC Penney Co., Inc.	812,848
23,000		Johnson & Johnson	1,455,210
77,400		JP Morgan Chase & Co.	4,011,642
12,900		KB Home	591,981
3,000		KeySpan Corp.	125,010
9,300		Kimberly-Clark Corp.	659,928
36,000	@	King Pharmaceuticals, Inc.	764,640
44,700	@	Kohl’s Corp.	3,366,804
15,200	@	Lexmark International, Inc.	789,336
39,400		Lockheed Martin Corp.	3,865,140
35,300		Marathon Oil Corp.	4,370,493
60,500		Mattel, Inc.	1,694,605
50,200		McGraw-Hill Cos., Inc.	3,529,562
24,300		McKesson Corp.	1,534,059
3,900	@	Medimmune, Inc.	225,732
22,800		Merck & Co., Inc.	1,195,860
13,600		Merrill Lynch & Co., Inc.	1,261,128
33,200		Metlife, Inc.	2,257,600
34,500		Microsoft Corp.	1,058,115
27,400		Morgan Stanley	2,330,096

			PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund			as of May 31, 2007 (Unaudited) (continued)
Shares			Value

		United States (continued)
40,300		Motorola, Inc.	$733,057
30,800		Mylan Laboratories	608,916
15,000	@	Network Appliance, Inc.	482,850
33,800		Nordstrom, Inc.	1,755,234
21,100	@	Novellus Systems, Inc.	647,559
31,000		Nucor Corp.	2,093,740
18,600		Occidental Petroleum Corp.	1,022,442
24,700		Omnicom Group	2,600,910
19,600	@	Pactiv Corp.	665,812
16,400		Parker Hannifin Corp.	1,662,304
14,400		Pepsi Bottling Group, Inc.	503,856
154,200		Pfizer, Inc.	4,238,958
2,500		PPG Industries, Inc.	190,475
68,400		Procter & Gamble Co.	4,346,820
21,600		Prudential Financial, Inc.	2,203,632
22,900		Public Service Enterprise Group, Inc.	2,036,726
7,700		Qualcomm, Inc.	330,715
11,500		RadioShack Corp.	392,610
65,900		Raytheon Co.	3,664,040
38,900		Regions Financial Corp.	1,387,563
9,300	@	Sandisk Corp.	405,015
121,100		Schering-Plough Corp.	3,964,814
12,600		Sigma-Aldrich Corp.	545,328
5,900		SLM Corp.	331,639
2,500		Snap-On, Inc.	135,175
21,400		Sprint Nextel Corp.	488,990
49,200	@	Symantec Corp.	983,508
13,700		Tektronix, Inc.	414,699
15,500		Temple-Inland, Inc.	976,500
25,800	@	Teradyne, Inc.	439,116
9,900		TJX Cos., Inc.	276,903
29,900		Travelers Cos., Inc.	1,619,683
7,900		TXU Corp.	532,855
30,852	@	Tyco International Ltd.	1,029,223
9,800		United States Steel Corp.	1,108,968
65,200		United Technologies Corp.	4,599,860
51,400		UnitedHealth Group, Inc.	2,815,178
23,700		UST, Inc.	1,265,343
34,100		Valero Energy Corp.	2,544,542
17,900	@	VeriSign, Inc.	533,957
34,600		Verizon Communications, Inc.	1,506,138
29,600		Wachovia Corp.	1,604,024
40,388		Wal-Mart Stores, Inc.	1,922,469
124,300		Walt Disney Co.	4,405,192
57,900		Washington Mutual, Inc.	2,531,388
3,600		Waste Management, Inc.	139,212
22,900	@	WellPoint, Inc.	1,864,289
85,900		Wells Fargo & Co.	3,100,131
92,600	@	Xerox Corp.	1,747,362
			224,960,405
		Total Common Stock
		(Cost $354,702,206)	399,093,698
EXCHANGE-TRADED FUNDS: 0.7%
		United States: 0.7%
34,800		iShares MSCI EAFE Index Fund	2,819,844
		Total Exchange-Traded Funds
		(Cost $2,775,933)	2,819,844
PREFERRED STOCK: 0.7%
		Germany: 0.7%
1,540		ProSieben SAT.1 Media AG	56,603
11,512		RWE AG	1,224,065
13,934		Volkswagen AG	1,362,737
		Total Preferred Stock
		(Cost $1,528,262)	2,643,405
		Total Long-Term Investments
		(Cost $359,006,401)	404,556,947

Principal Amount			Value
SHORT-TERM INVESTMENTS: 0.1%
		Repurchase Agreement: 0.1%
$346,000	Z	Goldman Sachs Repurchase Agreement dated 05/31/07, 5.290%, due 06/01/07, $346,051 to be received upon repurchase (Collateralized by $278,000 U.S. Treasury, 7.625%, Market Value plus accrued interest $353,720, due 11/15/22)	$346,000
		Total Short-Term Investments (Cost $346,000)	346,000

		PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund		as of May 31, 2007 (Unaudited) (continued)
			Value

	Total Investments in Securities
	(Cost $359,352,401)*	100.0%	$404,902,947
	Other Assets and Liabilities — Net	0.0	105,456
	Net Assets	100.0%	$405,008,403

@	Non-income producing security
**	Investment in affiliate
Z	Indicates Zero Coupon Bond; coupon shown reflects effective yield on the date of purchase

*	Cost for federal income tax purposes is $359,706,875.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$48,479,509
	Gross Unrealized Depreciation		(3,283,437)
	Net Unrealized Appreciation		$45,196,072

At May 31, 2007 the following forward currency contracts were outstanding for the ING Global Advantage and Premium Opportunity Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
			USD
Australia Dollars
AUD 10,700,000	Sell	8/7/07	8,795,400	8,843,829	$(48,429)
Switzerland Francs
CHF 15,300,000	Sell	8/6/07	12,679,208	12,562,072	117,136
EURO
EUR 49,200,000	Sell	8/6/07	66,958,740	66,359,458	599,282
British Pound Sterling
GBP 19,700,000	Sell	8/6/07	39,132,080	38,982,730	149,350
Japanese Yen
JPY 4,500,000,000	Sell	8/6/07	37,904,313	37,309,766	594,547
					$1,411,886

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 30, 2007